Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Women's Leadership Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity® Women's Leadership Fund
Trading Symbol	FWOMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Women's Leadership Fund	$ 37	0.65%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.65%
Net Assets	$ 156,294,854
Holdings Count | shares	88
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.9 Consumer Discretionary 12.7 Industrials 12.6 Financials 12.1 Health Care 11.5 Communication Services 8.2 Consumer Staples 5.0 Real Estate 2.3 Energy 1.4 Utilities 0.9 Materials 0.8 Common Stocks 99.1 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 95.1 Belgium 1.2 Canada 1.1 Italy 1.1 France 1.0 Netherlands 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Belgium - 1.2 Canada - 1.1 Italy - 1.1 France - 1.0 Netherlands - 0.4 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Apple Inc 7.2 Microsoft Corp 6.6 Amazon.com Inc 4.6 Alphabet Inc Class A 3.0 Alphabet Inc Class C 2.6 Eli Lilly & Co 2.3 JPMorgan Chase & Co 2.1 Micron Technology Inc 1.9 Bank of America Corp 1.4 40.6
Fidelity Advisor Women's Leadership Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class Z
Trading Symbol	FWOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.55%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.55%
Net Assets	$ 156,294,854
Holdings Count | shares	88
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.9 Consumer Discretionary 12.7 Industrials 12.6 Financials 12.1 Health Care 11.5 Communication Services 8.2 Consumer Staples 5.0 Real Estate 2.3 Energy 1.4 Utilities 0.9 Materials 0.8 Common Stocks 99.1 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 95.1 Belgium 1.2 Canada 1.1 Italy 1.1 France 1.0 Netherlands 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Belgium - 1.2 Canada - 1.1 Italy - 1.1 France - 1.0 Netherlands - 0.4 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Apple Inc 7.2 Microsoft Corp 6.6 Amazon.com Inc 4.6 Alphabet Inc Class A 3.0 Alphabet Inc Class C 2.6 Eli Lilly & Co 2.3 JPMorgan Chase & Co 2.1 Micron Technology Inc 1.9 Bank of America Corp 1.4 40.6
Fidelity Advisor Women's Leadership Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class M
Trading Symbol	FWOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.20%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.20%
Net Assets	$ 156,294,854
Holdings Count | shares	88
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.9 Consumer Discretionary 12.7 Industrials 12.6 Financials 12.1 Health Care 11.5 Communication Services 8.2 Consumer Staples 5.0 Real Estate 2.3 Energy 1.4 Utilities 0.9 Materials 0.8 Common Stocks 99.1 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 95.1 Belgium 1.2 Canada 1.1 Italy 1.1 France 1.0 Netherlands 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Belgium - 1.2 Canada - 1.1 Italy - 1.1 France - 1.0 Netherlands - 0.4 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Apple Inc 7.2 Microsoft Corp 6.6 Amazon.com Inc 4.6 Alphabet Inc Class A 3.0 Alphabet Inc Class C 2.6 Eli Lilly & Co 2.3 JPMorgan Chase & Co 2.1 Micron Technology Inc 1.9 Bank of America Corp 1.4 40.6
Fidelity Advisor Women's Leadership Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class I
Trading Symbol	FWMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.67%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.67%
Net Assets	$ 156,294,854
Holdings Count | shares	88
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.9 Consumer Discretionary 12.7 Industrials 12.6 Financials 12.1 Health Care 11.5 Communication Services 8.2 Consumer Staples 5.0 Real Estate 2.3 Energy 1.4 Utilities 0.9 Materials 0.8 Common Stocks 99.1 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 95.1 Belgium 1.2 Canada 1.1 Italy 1.1 France 1.0 Netherlands 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Belgium - 1.2 Canada - 1.1 Italy - 1.1 France - 1.0 Netherlands - 0.4 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Apple Inc 7.2 Microsoft Corp 6.6 Amazon.com Inc 4.6 Alphabet Inc Class A 3.0 Alphabet Inc Class C 2.6 Eli Lilly & Co 2.3 JPMorgan Chase & Co 2.1 Micron Technology Inc 1.9 Bank of America Corp 1.4 40.6
Fidelity Advisor Women's Leadership Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class C
Trading Symbol	FWOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.70%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.70%
Net Assets	$ 156,294,854
Holdings Count | shares	88
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.9 Consumer Discretionary 12.7 Industrials 12.6 Financials 12.1 Health Care 11.5 Communication Services 8.2 Consumer Staples 5.0 Real Estate 2.3 Energy 1.4 Utilities 0.9 Materials 0.8 Common Stocks 99.1 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 95.1 Belgium 1.2 Canada 1.1 Italy 1.1 France 1.0 Netherlands 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Belgium - 1.2 Canada - 1.1 Italy - 1.1 France - 1.0 Netherlands - 0.4 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Apple Inc 7.2 Microsoft Corp 6.6 Amazon.com Inc 4.6 Alphabet Inc Class A 3.0 Alphabet Inc Class C 2.6 Eli Lilly & Co 2.3 JPMorgan Chase & Co 2.1 Micron Technology Inc 1.9 Bank of America Corp 1.4 40.6
Fidelity Advisor Women's Leadership Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class A
Trading Symbol	FWOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	0.95%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
Net Assets	$ 156,294,854
Holdings Count | shares	88
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.9 Consumer Discretionary 12.7 Industrials 12.6 Financials 12.1 Health Care 11.5 Communication Services 8.2 Consumer Staples 5.0 Real Estate 2.3 Energy 1.4 Utilities 0.9 Materials 0.8 Common Stocks 99.1 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 95.1 Belgium 1.2 Canada 1.1 Italy 1.1 France 1.0 Netherlands 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Belgium - 1.2 Canada - 1.1 Italy - 1.1 France - 1.0 Netherlands - 0.4 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Apple Inc 7.2 Microsoft Corp 6.6 Amazon.com Inc 4.6 Alphabet Inc Class A 3.0 Alphabet Inc Class C 2.6 Eli Lilly & Co 2.3 JPMorgan Chase & Co 2.1 Micron Technology Inc 1.9 Bank of America Corp 1.4 40.6
Fidelity U.S. Low Volatility Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Low Volatility Equity Fund
Class Name	Fidelity® U.S. Low Volatility Equity Fund
Trading Symbol	FULVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® U.S. Low Volatility Equity Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Low Volatility Equity Fund	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 35,216,047
Holdings Count | shares	131
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$35,216,047
Number of Holdings	131
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.7 Health Care 17.2 Consumer Staples 13.5 Financials 12.9 Utilities 9.5 Communication Services 6.0 Industrials 5.4 Materials 4.9 Consumer Discretionary 4.3 Real Estate 1.8 Energy 1.6 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.9 United Kingdom 1.9 Germany 0.9 Korea (South) 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.9 United Kingdom - 1.9 Germany - 0.9 Korea (South) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 1.2 Gilead Sciences Inc 1.2 Alnylam Pharmaceuticals Inc 1.2 Boston Scientific Corp 1.2 Travelers Companies Inc/The 1.2 Walmart Inc 1.2 IBM Corporation 1.1 Mastercard Inc Class A 1.1 Visa Inc Class A 1.1 Welltower Inc 1.1 11.6
Fidelity Short Duration High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity® Short Duration High Income Fund
Trading Symbol	FSAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short Duration High Income Fund	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 295,099,703
Holdings Count | shares	558
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%

Holdings [Text Block]	A 0.1 BBB 3.5 BB 34.3 B 41.9 CCC,CC,C 11.9 D 0.1 Not Rated 4.1 Equities 1.1 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 3.5 BB - 34.3 B - 41.9 CCC,CC,C - 11.9 D - 0.1 Not Rated - 4.1 Equities - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 73.6 Bank Loan Obligations 17.4 Preferred Securities 4.4 Asset-Backed Securities 0.5 Fixed-Income Funds 0.5 Common Stocks 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 73.6 Bank Loan Obligations - 17.4 Preferred Securities - 4.4 Asset-Backed Securities - 0.5 Fixed-Income Funds - 0.5 Common Stocks - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 86.3 Canada 3.0 United Kingdom 1.3 Ireland 0.8 Switzerland 0.8 Grand Cayman (UK Overseas Ter) 0.8 France 0.7 Israel 0.7 Brazil 0.6 Others 5.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 3.0 United Kingdom - 1.3 Ireland - 0.8 Switzerland - 0.8 Grand Cayman (UK Overseas Ter) - 0.8 France - 0.7 Israel - 0.7 Brazil - 0.6 Others - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) EchoStar Corp 1.6 TransDigm Inc 1.5 Univision Communications Inc 1.0 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 1011778 BC ULC / New Red Finance Inc 0.9 Icahn Enterprises LP / Icahn Enterprises Finance Corp 0.9 Carnival Corp 0.8 Tenet Healthcare Corp 0.8 X Corp 0.8 Vistra Operations Co LLC 0.7 9.9
Fidelity Advisor Short Duration High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class Z
Trading Symbol	FIJWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 295,099,703
Holdings Count | shares	558
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%

Holdings [Text Block]	A 0.1 BBB 3.5 BB 34.3 B 41.9 CCC,CC,C 11.9 D 0.1 Not Rated 4.1 Equities 1.1 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 3.5 BB - 34.3 B - 41.9 CCC,CC,C - 11.9 D - 0.1 Not Rated - 4.1 Equities - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 73.6 Bank Loan Obligations 17.4 Preferred Securities 4.4 Asset-Backed Securities 0.5 Fixed-Income Funds 0.5 Common Stocks 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 73.6 Bank Loan Obligations - 17.4 Preferred Securities - 4.4 Asset-Backed Securities - 0.5 Fixed-Income Funds - 0.5 Common Stocks - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 86.3 Canada 3.0 United Kingdom 1.3 Ireland 0.8 Switzerland 0.8 Grand Cayman (UK Overseas Ter) 0.8 France 0.7 Israel 0.7 Brazil 0.6 Others 5.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 3.0 United Kingdom - 1.3 Ireland - 0.8 Switzerland - 0.8 Grand Cayman (UK Overseas Ter) - 0.8 France - 0.7 Israel - 0.7 Brazil - 0.6 Others - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) EchoStar Corp 1.6 TransDigm Inc 1.5 Univision Communications Inc 1.0 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 1011778 BC ULC / New Red Finance Inc 0.9 Icahn Enterprises LP / Icahn Enterprises Finance Corp 0.9 Carnival Corp 0.8 Tenet Healthcare Corp 0.8 X Corp 0.8 Vistra Operations Co LLC 0.7 9.9
Fidelity Advisor Short Duration High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class M
Trading Symbol	FSEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 295,099,703
Holdings Count | shares	558
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%

Holdings [Text Block]	A 0.1 BBB 3.5 BB 34.3 B 41.9 CCC,CC,C 11.9 D 0.1 Not Rated 4.1 Equities 1.1 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 3.5 BB - 34.3 B - 41.9 CCC,CC,C - 11.9 D - 0.1 Not Rated - 4.1 Equities - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 73.6 Bank Loan Obligations 17.4 Preferred Securities 4.4 Asset-Backed Securities 0.5 Fixed-Income Funds 0.5 Common Stocks 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 73.6 Bank Loan Obligations - 17.4 Preferred Securities - 4.4 Asset-Backed Securities - 0.5 Fixed-Income Funds - 0.5 Common Stocks - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 86.3 Canada 3.0 United Kingdom 1.3 Ireland 0.8 Switzerland 0.8 Grand Cayman (UK Overseas Ter) 0.8 France 0.7 Israel 0.7 Brazil 0.6 Others 5.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 3.0 United Kingdom - 1.3 Ireland - 0.8 Switzerland - 0.8 Grand Cayman (UK Overseas Ter) - 0.8 France - 0.7 Israel - 0.7 Brazil - 0.6 Others - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) EchoStar Corp 1.6 TransDigm Inc 1.5 Univision Communications Inc 1.0 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 1011778 BC ULC / New Red Finance Inc 0.9 Icahn Enterprises LP / Icahn Enterprises Finance Corp 0.9 Carnival Corp 0.8 Tenet Healthcare Corp 0.8 X Corp 0.8 Vistra Operations Co LLC 0.7 9.9
Fidelity Advisor Short Duration High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class I
Trading Symbol	FSFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 295,099,703
Holdings Count | shares	558
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%

Holdings [Text Block]	A 0.1 BBB 3.5 BB 34.3 B 41.9 CCC,CC,C 11.9 D 0.1 Not Rated 4.1 Equities 1.1 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 3.5 BB - 34.3 B - 41.9 CCC,CC,C - 11.9 D - 0.1 Not Rated - 4.1 Equities - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 73.6 Bank Loan Obligations 17.4 Preferred Securities 4.4 Asset-Backed Securities 0.5 Fixed-Income Funds 0.5 Common Stocks 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 73.6 Bank Loan Obligations - 17.4 Preferred Securities - 4.4 Asset-Backed Securities - 0.5 Fixed-Income Funds - 0.5 Common Stocks - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 86.3 Canada 3.0 United Kingdom 1.3 Ireland 0.8 Switzerland 0.8 Grand Cayman (UK Overseas Ter) 0.8 France 0.7 Israel 0.7 Brazil 0.6 Others 5.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 3.0 United Kingdom - 1.3 Ireland - 0.8 Switzerland - 0.8 Grand Cayman (UK Overseas Ter) - 0.8 France - 0.7 Israel - 0.7 Brazil - 0.6 Others - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) EchoStar Corp 1.6 TransDigm Inc 1.5 Univision Communications Inc 1.0 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 1011778 BC ULC / New Red Finance Inc 0.9 Icahn Enterprises LP / Icahn Enterprises Finance Corp 0.9 Carnival Corp 0.8 Tenet Healthcare Corp 0.8 X Corp 0.8 Vistra Operations Co LLC 0.7 9.9
Fidelity Advisor Short Duration High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class C
Trading Symbol	FSDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%
Net Assets	$ 295,099,703
Holdings Count | shares	558
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%

Holdings [Text Block]	A 0.1 BBB 3.5 BB 34.3 B 41.9 CCC,CC,C 11.9 D 0.1 Not Rated 4.1 Equities 1.1 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 3.5 BB - 34.3 B - 41.9 CCC,CC,C - 11.9 D - 0.1 Not Rated - 4.1 Equities - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 73.6 Bank Loan Obligations 17.4 Preferred Securities 4.4 Asset-Backed Securities 0.5 Fixed-Income Funds 0.5 Common Stocks 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 73.6 Bank Loan Obligations - 17.4 Preferred Securities - 4.4 Asset-Backed Securities - 0.5 Fixed-Income Funds - 0.5 Common Stocks - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 86.3 Canada 3.0 United Kingdom 1.3 Ireland 0.8 Switzerland 0.8 Grand Cayman (UK Overseas Ter) 0.8 France 0.7 Israel 0.7 Brazil 0.6 Others 5.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 3.0 United Kingdom - 1.3 Ireland - 0.8 Switzerland - 0.8 Grand Cayman (UK Overseas Ter) - 0.8 France - 0.7 Israel - 0.7 Brazil - 0.6 Others - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) EchoStar Corp 1.6 TransDigm Inc 1.5 Univision Communications Inc 1.0 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 1011778 BC ULC / New Red Finance Inc 0.9 Icahn Enterprises LP / Icahn Enterprises Finance Corp 0.9 Carnival Corp 0.8 Tenet Healthcare Corp 0.8 X Corp 0.8 Vistra Operations Co LLC 0.7 9.9
Fidelity Advisor Short Duration High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class A
Trading Symbol	FSBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 295,099,703
Holdings Count | shares	558
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%

Holdings [Text Block]	A 0.1 BBB 3.5 BB 34.3 B 41.9 CCC,CC,C 11.9 D 0.1 Not Rated 4.1 Equities 1.1 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 3.5 BB - 34.3 B - 41.9 CCC,CC,C - 11.9 D - 0.1 Not Rated - 4.1 Equities - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 73.6 Bank Loan Obligations 17.4 Preferred Securities 4.4 Asset-Backed Securities 0.5 Fixed-Income Funds 0.5 Common Stocks 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 73.6 Bank Loan Obligations - 17.4 Preferred Securities - 4.4 Asset-Backed Securities - 0.5 Fixed-Income Funds - 0.5 Common Stocks - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 86.3 Canada 3.0 United Kingdom 1.3 Ireland 0.8 Switzerland 0.8 Grand Cayman (UK Overseas Ter) 0.8 France 0.7 Israel 0.7 Brazil 0.6 Others 5.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 3.0 United Kingdom - 1.3 Ireland - 0.8 Switzerland - 0.8 Grand Cayman (UK Overseas Ter) - 0.8 France - 0.7 Israel - 0.7 Brazil - 0.6 Others - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) EchoStar Corp 1.6 TransDigm Inc 1.5 Univision Communications Inc 1.0 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 1011778 BC ULC / New Red Finance Inc 0.9 Icahn Enterprises LP / Icahn Enterprises Finance Corp 0.9 Carnival Corp 0.8 Tenet Healthcare Corp 0.8 X Corp 0.8 Vistra Operations Co LLC 0.7 9.9
Fidelity Series High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series High Income Fund
Class Name	Fidelity® Series High Income Fund
Trading Symbol	FSHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,498,060,317
Holdings Count | shares	809
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,498,060,317
Number of Holdings	809
Portfolio Turnover	97%

Holdings [Text Block]	A 0.0 BBB 3.3 BB 35.5 B 33.2 CCC,CC,C 16.4 D 0.1 Not Rated 6.0 Equities 3.3 Short-Term Investments and Net Other Assets (Liabilities) 2.2 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 3.3 BB - 35.5 B - 33.2 CCC,CC,C - 16.4 D - 0.1 Not Rated - 6.0 Equities - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 79.9 Bank Loan Obligations 9.0 Preferred Securities 3.4 Common Stocks 2.8 Alternative Funds 1.5 Preferred Stocks 0.5 Asset-Backed Securities 0.5 CMOs and Other Mortgage Related Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 79.9 Bank Loan Obligations - 9.0 Preferred Securities - 3.4 Common Stocks - 2.8 Alternative Funds - 1.5 Preferred Stocks - 0.5 Asset-Backed Securities - 0.5 CMOs and Other Mortgage Related Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 86.8 Canada 2.5 France 1.8 United Kingdom 1.5 Ireland 0.8 Israel 0.6 Grand Cayman (UK Overseas Ter) 0.6 Brazil 0.5 Switzerland 0.5 Others 4.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.8 Canada - 2.5 France - 1.8 United Kingdom - 1.5 Ireland - 0.8 Israel - 0.6 Grand Cayman (UK Overseas Ter) - 0.6 Brazil - 0.5 Switzerland - 0.5 Others - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mesquite Energy Inc 2.1 Fidelity Private Credit Company LLC 1.5 EchoStar Corp 1.5 TransDigm Inc 1.4 Altice France SA 1.3 Level 3 Financing Inc 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.1 NRG Energy Inc 1.0 1261229 BC Ltd 1.0 Carnival Corp 0.9 12.9
Fidelity SAI High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI High Income Fund
Class Name	Fidelity® SAI High Income Fund
Trading Symbol	FSHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI High Income Fund	$ 28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 3,029,397,940
Holdings Count | shares	853
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,029,397,940
Number of Holdings	853
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.4 BBB 2.3 BB 36.0 B 31.6 CCC,CC,C 16.4 D 0.1 Not Rated 4.4 Equities 2.8 Short-Term Investments and Net Other Assets (Liabilities) 4.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.4 BBB - 2.3 BB - 36.0 B - 31.6 CCC,CC,C - 16.4 D - 0.1 Not Rated - 4.4 Equities - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 79.2 Bank Loan Obligations 7.9 U.S. Treasury Obligations 2.4 Common Stocks 2.3 Preferred Securities 2.2 Alternative Funds 1.3 Preferred Stocks 0.5 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 79.2 Bank Loan Obligations - 7.9 U.S. Treasury Obligations - 2.4 Common Stocks - 2.3 Preferred Securities - 2.2 Alternative Funds - 1.3 Preferred Stocks - 0.5 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 85.8 Canada 2.8 France 1.6 United Kingdom 1.1 Ireland 1.0 Switzerland 0.8 Luxembourg 0.7 Germany 0.5 Grand Cayman (UK Overseas Ter) 0.5 Others 5.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.8 Canada - 2.8 France - 1.6 United Kingdom - 1.1 Ireland - 1.0 Switzerland - 0.8 Luxembourg - 0.7 Germany - 0.5 Grand Cayman (UK Overseas Ter) - 0.5 Others - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 2.4 EchoStar Corp 1.5 Mesquite Energy Inc 1.4 Fidelity Private Credit Company LLC 1.3 CHS/Community Health Systems Inc 1.2 CCO Holdings LLC / CCO Holdings Capital Corp 1.1 NRG Energy Inc 1.0 Level 3 Financing Inc 1.0 Carnival Corp 0.9 TransDigm Inc 0.9 12.7
Fidelity High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity® High Income Fund
Trading Symbol	SPHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Fund	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 3,031,580,185
Holdings Count | shares	860
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 BBB 2.8 BB 36.9 B 31.9 CCC,CC,C 17.9 D 0.1 Not Rated 3.2 Equities 2.9 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 BBB - 2.8 BB - 36.9 B - 31.9 CCC,CC,C - 17.9 D - 0.1 Not Rated - 3.2 Equities - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 83.2 Bank Loan Obligations 7.6 Common Stocks 2.5 Preferred Securities 1.8 U.S. Treasury Obligations 1.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 83.2 Bank Loan Obligations - 7.6 Common Stocks - 2.5 Preferred Securities - 1.8 U.S. Treasury Obligations - 1.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 84.9 Canada 3.0 France 1.7 United Kingdom 1.1 Ireland 1.0 Switzerland 0.9 Luxembourg 0.6 Germany 0.6 Grand Cayman (UK Overseas Ter) 0.5 Others 5.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Canada - 3.0 France - 1.7 United Kingdom - 1.1 Ireland - 1.0 Switzerland - 0.9 Luxembourg - 0.6 Germany - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Others - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 1.6 EchoStar Corp 1.6 Mesquite Energy Inc 1.6 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 NRG Energy Inc 1.1 Level 3 Financing Inc 0.9 Altice France SA 0.9 TransDigm Inc 0.9 Carnival Corp 0.9 12.0
Fidelity Advisor High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class Z
Trading Symbol	FGUMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 3,031,580,185
Holdings Count | shares	860
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 BBB 2.8 BB 36.9 B 31.9 CCC,CC,C 17.9 D 0.1 Not Rated 3.2 Equities 2.9 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 BBB - 2.8 BB - 36.9 B - 31.9 CCC,CC,C - 17.9 D - 0.1 Not Rated - 3.2 Equities - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 83.2 Bank Loan Obligations 7.6 Common Stocks 2.5 Preferred Securities 1.8 U.S. Treasury Obligations 1.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 83.2 Bank Loan Obligations - 7.6 Common Stocks - 2.5 Preferred Securities - 1.8 U.S. Treasury Obligations - 1.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 84.9 Canada 3.0 France 1.7 United Kingdom 1.1 Ireland 1.0 Switzerland 0.9 Luxembourg 0.6 Germany 0.6 Grand Cayman (UK Overseas Ter) 0.5 Others 5.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Canada - 3.0 France - 1.7 United Kingdom - 1.1 Ireland - 1.0 Switzerland - 0.9 Luxembourg - 0.6 Germany - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Others - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 1.6 EchoStar Corp 1.6 Mesquite Energy Inc 1.6 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 NRG Energy Inc 1.1 Level 3 Financing Inc 0.9 Altice France SA 0.9 TransDigm Inc 0.9 Carnival Corp 0.9 12.0
Fidelity Advisor High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class M
Trading Symbol	FGRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 3,031,580,185
Holdings Count | shares	860
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 BBB 2.8 BB 36.9 B 31.9 CCC,CC,C 17.9 D 0.1 Not Rated 3.2 Equities 2.9 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 BBB - 2.8 BB - 36.9 B - 31.9 CCC,CC,C - 17.9 D - 0.1 Not Rated - 3.2 Equities - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 83.2 Bank Loan Obligations 7.6 Common Stocks 2.5 Preferred Securities 1.8 U.S. Treasury Obligations 1.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 83.2 Bank Loan Obligations - 7.6 Common Stocks - 2.5 Preferred Securities - 1.8 U.S. Treasury Obligations - 1.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 84.9 Canada 3.0 France 1.7 United Kingdom 1.1 Ireland 1.0 Switzerland 0.9 Luxembourg 0.6 Germany 0.6 Grand Cayman (UK Overseas Ter) 0.5 Others 5.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Canada - 3.0 France - 1.7 United Kingdom - 1.1 Ireland - 1.0 Switzerland - 0.9 Luxembourg - 0.6 Germany - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Others - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 1.6 EchoStar Corp 1.6 Mesquite Energy Inc 1.6 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 NRG Energy Inc 1.1 Level 3 Financing Inc 0.9 Altice France SA 0.9 TransDigm Inc 0.9 Carnival Corp 0.9 12.0
Fidelity Advisor High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class I
Trading Symbol	FGTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 3,031,580,185
Holdings Count | shares	860
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 BBB 2.8 BB 36.9 B 31.9 CCC,CC,C 17.9 D 0.1 Not Rated 3.2 Equities 2.9 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 BBB - 2.8 BB - 36.9 B - 31.9 CCC,CC,C - 17.9 D - 0.1 Not Rated - 3.2 Equities - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 83.2 Bank Loan Obligations 7.6 Common Stocks 2.5 Preferred Securities 1.8 U.S. Treasury Obligations 1.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 83.2 Bank Loan Obligations - 7.6 Common Stocks - 2.5 Preferred Securities - 1.8 U.S. Treasury Obligations - 1.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 84.9 Canada 3.0 France 1.7 United Kingdom 1.1 Ireland 1.0 Switzerland 0.9 Luxembourg 0.6 Germany 0.6 Grand Cayman (UK Overseas Ter) 0.5 Others 5.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Canada - 3.0 France - 1.7 United Kingdom - 1.1 Ireland - 1.0 Switzerland - 0.9 Luxembourg - 0.6 Germany - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Others - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 1.6 EchoStar Corp 1.6 Mesquite Energy Inc 1.6 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 NRG Energy Inc 1.1 Level 3 Financing Inc 0.9 Altice France SA 0.9 TransDigm Inc 0.9 Carnival Corp 0.9 12.0
Fidelity Advisor High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class C
Trading Symbol	FGSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.69%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.69%
Net Assets	$ 3,031,580,185
Holdings Count | shares	860
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 BBB 2.8 BB 36.9 B 31.9 CCC,CC,C 17.9 D 0.1 Not Rated 3.2 Equities 2.9 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 BBB - 2.8 BB - 36.9 B - 31.9 CCC,CC,C - 17.9 D - 0.1 Not Rated - 3.2 Equities - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 83.2 Bank Loan Obligations 7.6 Common Stocks 2.5 Preferred Securities 1.8 U.S. Treasury Obligations 1.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 83.2 Bank Loan Obligations - 7.6 Common Stocks - 2.5 Preferred Securities - 1.8 U.S. Treasury Obligations - 1.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 84.9 Canada 3.0 France 1.7 United Kingdom 1.1 Ireland 1.0 Switzerland 0.9 Luxembourg 0.6 Germany 0.6 Grand Cayman (UK Overseas Ter) 0.5 Others 5.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Canada - 3.0 France - 1.7 United Kingdom - 1.1 Ireland - 1.0 Switzerland - 0.9 Luxembourg - 0.6 Germany - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Others - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 1.6 EchoStar Corp 1.6 Mesquite Energy Inc 1.6 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 NRG Energy Inc 1.1 Level 3 Financing Inc 0.9 Altice France SA 0.9 TransDigm Inc 0.9 Carnival Corp 0.9 12.0
Fidelity Advisor High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class A
Trading Symbol	FGQMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 3,031,580,185
Holdings Count | shares	860
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.6 BBB 2.8 BB 36.9 B 31.9 CCC,CC,C 17.9 D 0.1 Not Rated 3.2 Equities 2.9 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.6 BBB - 2.8 BB - 36.9 B - 31.9 CCC,CC,C - 17.9 D - 0.1 Not Rated - 3.2 Equities - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 83.2 Bank Loan Obligations 7.6 Common Stocks 2.5 Preferred Securities 1.8 U.S. Treasury Obligations 1.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 83.2 Bank Loan Obligations - 7.6 Common Stocks - 2.5 Preferred Securities - 1.8 U.S. Treasury Obligations - 1.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 84.9 Canada 3.0 France 1.7 United Kingdom 1.1 Ireland 1.0 Switzerland 0.9 Luxembourg 0.6 Germany 0.6 Grand Cayman (UK Overseas Ter) 0.5 Others 5.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Canada - 3.0 France - 1.7 United Kingdom - 1.1 Ireland - 1.0 Switzerland - 0.9 Luxembourg - 0.6 Germany - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Others - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 1.6 EchoStar Corp 1.6 Mesquite Energy Inc 1.6 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 NRG Energy Inc 1.1 Level 3 Financing Inc 0.9 Altice France SA 0.9 TransDigm Inc 0.9 Carnival Corp 0.9 12.0
Fidelity Healthy Future Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity® Healthy Future Fund
Trading Symbol	FAPHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Healthy Future Fund	$ 56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Net Assets	$ 14,465,381
Holdings Count | shares	72
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 36.9 Financials 14.9 Information Technology 14.4 Consumer Staples 12.6 Industrials 6.9 Consumer Discretionary 6.7 Communication Services 3.1 Real Estate 2.7 Materials 0.8 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 61.1 United Kingdom 10.3 France 5.9 Hong Kong 4.7 Japan 4.1 Taiwan 2.6 Netherlands 2.4 Belgium 1.9 Switzerland 1.7 Others 5.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 10.3 France - 5.9 Hong Kong - 4.7 Japan - 4.1 Taiwan - 2.6 Netherlands - 2.4 Belgium - 1.9 Switzerland - 1.7 Others - 5.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.1 AIA Group Ltd 4.7 Tesla Inc 4.1 Unilever PLC 3.5 Danone SA 3.5 Uber Technologies Inc 3.3 UnitedHealth Group Inc 3.0 Hitachi Ltd 3.0 Procter & Gamble Co/The 2.8 Welltower Inc 2.7 40.7
Fidelity Advisor Healthy Future Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class Z
Trading Symbol	FAPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 14,465,381
Holdings Count | shares	72
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 36.9 Financials 14.9 Information Technology 14.4 Consumer Staples 12.6 Industrials 6.9 Consumer Discretionary 6.7 Communication Services 3.1 Real Estate 2.7 Materials 0.8 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 61.1 United Kingdom 10.3 France 5.9 Hong Kong 4.7 Japan 4.1 Taiwan 2.6 Netherlands 2.4 Belgium 1.9 Switzerland 1.7 Others 5.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 10.3 France - 5.9 Hong Kong - 4.7 Japan - 4.1 Taiwan - 2.6 Netherlands - 2.4 Belgium - 1.9 Switzerland - 1.7 Others - 5.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.1 AIA Group Ltd 4.7 Tesla Inc 4.1 Unilever PLC 3.5 Danone SA 3.5 Uber Technologies Inc 3.3 UnitedHealth Group Inc 3.0 Hitachi Ltd 3.0 Procter & Gamble Co/The 2.8 Welltower Inc 2.7 40.7
Fidelity Advisor Healthy Future Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class M
Trading Symbol	FAPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 83	1.55%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.55%
Net Assets	$ 14,465,381
Holdings Count | shares	72
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 36.9 Financials 14.9 Information Technology 14.4 Consumer Staples 12.6 Industrials 6.9 Consumer Discretionary 6.7 Communication Services 3.1 Real Estate 2.7 Materials 0.8 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 61.1 United Kingdom 10.3 France 5.9 Hong Kong 4.7 Japan 4.1 Taiwan 2.6 Netherlands 2.4 Belgium 1.9 Switzerland 1.7 Others 5.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 10.3 France - 5.9 Hong Kong - 4.7 Japan - 4.1 Taiwan - 2.6 Netherlands - 2.4 Belgium - 1.9 Switzerland - 1.7 Others - 5.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.1 AIA Group Ltd 4.7 Tesla Inc 4.1 Unilever PLC 3.5 Danone SA 3.5 Uber Technologies Inc 3.3 UnitedHealth Group Inc 3.0 Hitachi Ltd 3.0 Procter & Gamble Co/The 2.8 Welltower Inc 2.7 40.7
Fidelity Advisor Healthy Future Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class I
Trading Symbol	FAPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Net Assets	$ 14,465,381
Holdings Count | shares	72
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 36.9 Financials 14.9 Information Technology 14.4 Consumer Staples 12.6 Industrials 6.9 Consumer Discretionary 6.7 Communication Services 3.1 Real Estate 2.7 Materials 0.8 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 61.1 United Kingdom 10.3 France 5.9 Hong Kong 4.7 Japan 4.1 Taiwan 2.6 Netherlands 2.4 Belgium 1.9 Switzerland 1.7 Others 5.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 10.3 France - 5.9 Hong Kong - 4.7 Japan - 4.1 Taiwan - 2.6 Netherlands - 2.4 Belgium - 1.9 Switzerland - 1.7 Others - 5.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.1 AIA Group Ltd 4.7 Tesla Inc 4.1 Unilever PLC 3.5 Danone SA 3.5 Uber Technologies Inc 3.3 UnitedHealth Group Inc 3.0 Hitachi Ltd 3.0 Procter & Gamble Co/The 2.8 Welltower Inc 2.7 40.7
Fidelity Advisor Healthy Future Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class C
Trading Symbol	FAPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 110	2.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.05%
Net Assets	$ 14,465,381
Holdings Count | shares	72
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 36.9 Financials 14.9 Information Technology 14.4 Consumer Staples 12.6 Industrials 6.9 Consumer Discretionary 6.7 Communication Services 3.1 Real Estate 2.7 Materials 0.8 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 61.1 United Kingdom 10.3 France 5.9 Hong Kong 4.7 Japan 4.1 Taiwan 2.6 Netherlands 2.4 Belgium 1.9 Switzerland 1.7 Others 5.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 10.3 France - 5.9 Hong Kong - 4.7 Japan - 4.1 Taiwan - 2.6 Netherlands - 2.4 Belgium - 1.9 Switzerland - 1.7 Others - 5.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.1 AIA Group Ltd 4.7 Tesla Inc 4.1 Unilever PLC 3.5 Danone SA 3.5 Uber Technologies Inc 3.3 UnitedHealth Group Inc 3.0 Hitachi Ltd 3.0 Procter & Gamble Co/The 2.8 Welltower Inc 2.7 40.7
Fidelity Advisor Healthy Future Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class A
Trading Symbol	FAPJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	1.30%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%
Net Assets	$ 14,465,381
Holdings Count | shares	72
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 36.9 Financials 14.9 Information Technology 14.4 Consumer Staples 12.6 Industrials 6.9 Consumer Discretionary 6.7 Communication Services 3.1 Real Estate 2.7 Materials 0.8 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 61.1 United Kingdom 10.3 France 5.9 Hong Kong 4.7 Japan 4.1 Taiwan 2.6 Netherlands 2.4 Belgium 1.9 Switzerland 1.7 Others 5.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.1 United Kingdom - 10.3 France - 5.9 Hong Kong - 4.7 Japan - 4.1 Taiwan - 2.6 Netherlands - 2.4 Belgium - 1.9 Switzerland - 1.7 Others - 5.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.1 AIA Group Ltd 4.7 Tesla Inc 4.1 Unilever PLC 3.5 Danone SA 3.5 Uber Technologies Inc 3.3 UnitedHealth Group Inc 3.0 Hitachi Ltd 3.0 Procter & Gamble Co/The 2.8 Welltower Inc 2.7 40.7
Fidelity Focused High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused High Income Fund
Class Name	Fidelity® Focused High Income Fund
Trading Symbol	FHIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused High Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused High Income Fund	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 192,880,091
Holdings Count | shares	549
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$192,880,091
Number of Holdings	549
Portfolio Turnover	110%

Holdings [Text Block]	BBB 3.8 BB 59.0 B 29.2 CCC,CC,C 4.2 Not Rated 1.4 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.2 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 3.8 BB - 59.0 B - 29.2 CCC,CC,C - 4.2 Not Rated - 1.4 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.7 Bank Loan Obligations 6.4 Preferred Securities 4.0 Asset-Backed Securities 0.5 Common Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 86.7 Bank Loan Obligations - 6.4 Preferred Securities - 4.0 Asset-Backed Securities - 0.5 Common Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 87.5 Canada 3.1 United Kingdom 2.2 Ireland 1.4 Australia 0.9 Grand Cayman (UK Overseas Ter) 0.8 France 0.6 Israel 0.5 Panama 0.4 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.5 Canada - 3.1 United Kingdom - 2.2 Ireland - 1.4 Australia - 0.9 Grand Cayman (UK Overseas Ter) - 0.8 France - 0.6 Israel - 0.5 Panama - 0.4 Others - 2.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) CCO Holdings LLC / CCO Holdings Capital Corp 1.7 NRG Energy Inc 1.6 TransDigm Inc 1.5 Carnival Corp 1.4 Tenet Healthcare Corp 1.2 Vistra Operations Co LLC 1.1 Hilton Domestic Operating Co Inc 1.1 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.0 Venture Global Plaquemines LNG LLC 0.9 OneMain Finance Corp 0.9 12.4
Fidelity Capital & Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital & Income Fund
Class Name	Fidelity® Capital & Income Fund
Trading Symbol	FAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Capital & Income Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital & Income Fund	$ 33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 14,809,871,792
Holdings Count | shares	750
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$14,809,871,792
Number of Holdings	750
Portfolio Turnover	27%

Holdings [Text Block]	A 0.0 BBB 5.5 BB 17.9 B 25.3 CCC,CC,C 10.0 Not Rated 5.8 Equities 22.8 Short-Term Investments and Net Other Assets (Liabilities) 12.7 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 5.5 BB - 17.9 B - 25.3 CCC,CC,C - 10.0 Not Rated - 5.8 Equities - 22.8 Short-Term Investments and Net Other Assets (Liabilities) - 12.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 48.8 Common Stocks 21.7 Bank Loan Obligations 10.8 Alternative Funds 2.4 Preferred Securities 2.2 Preferred Stocks 1.1 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 12.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 48.8 Common Stocks - 21.7 Bank Loan Obligations - 10.8 Alternative Funds - 2.4 Preferred Securities - 2.2 Preferred Stocks - 1.1 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 12.7 United States 91.5 Canada 1.7 United Kingdom 1.5 France 1.4 Taiwan 0.8 Australia 0.5 China 0.5 Netherlands 0.4 Zambia 0.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 1.7 United Kingdom - 1.5 France - 1.4 Taiwan - 0.8 Australia - 0.5 China - 0.5 Netherlands - 0.4 Zambia - 0.3 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Private Credit Company LLC 2.4 EchoStar Corp 2.2 NVIDIA Corp 1.8 TransDigm Inc 1.7 Comfort Systems USA Inc 1.6 Ally Financial Inc 1.3 X Corp 1.3 Meta Platforms Inc Class A 1.2 LBM Acquisition LLC 1.2 Altice France SA 1.1 15.8